Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

18.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	8,361,073	5,168,559	1,487,084
- Others	159,905	164,220	99,313
Total revenues	8,520,978	5,332,779	1,586,397